Sale Of Equipment Installment Receivables (Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Changes In Other Assets [Line Items]
Net receivables sold	$ 4,126
Cash proceeds received	2,528
Deferred purchase price recorded	$ 1,629